UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	June 30, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Arbor Capital Management, LLC
Address:One Financial Plaza
	120 S. Sixth St., Ste. 1000
	Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	7/1/2007
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	81

Form 13F Information Table Value Total:	1,219,289

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURAY INC.                   COM              004397105    15442   696200 SH       SOLE                   456100            240100
ADVISORY BOARD CO              COM              00762W107    19602   352800 SH       SOLE                   231100            121700
ALLSCRIPTS HEALTHCARE SOLUTION COM              01988P108    18374   721100 SH       SOLE                   471200            249900
AMBASSADORS GROUP INC.         COM              023177108    20359   573000 SH       SOLE                   375400            197600
AMERIGON INC.                  COM              03070L300    23594  1311500 SH       SOLE                   859600            451900
ANADIGICS INC.                 COM              032515108    22030  1597500 SH       SOLE                  1046400            551100
ANGIODYNAMICS INC              COM              03475V101     9246   513400 SH       SOLE                   336400            177000
APPLIX INC                     COM              038316105    24940  1516100 SH       SOLE                   998700            517400
ARUBA NETWORKS INC.            COM              043176106     8689   432300 SH       SOLE                   283200            149100
AUTHENTEC INC.                 COM              052660107     2551   246500 SH       SOLE                   161000             85500
BANKRATE INC.                  COM              06646V108    15239   318000 SH       SOLE                   208400            109600
BIO-REFERENCE LABS INC         COM              09057G602    20116   735500 SH       SOLE                   482000            253500
BJ's RESTAURANTS, INC.         COM              09180c106    12580   637300 SH       SOLE                   416900            220400
BLUE NILE INC                  COM              09578R103    13294   220100 SH       SOLE                   144100             76000
CASTLEPOINT HOLDINGS LTD       COM              G19522112     8071   549400 SH       SOLE                   356300            193100
CBEYOND, INC.                  COM              149847105    31239   811200 SH       SOLE                   531600            279600
CHIPOTLE MEXICAN GRILL         COM              169656105    32159   377100 SH       SOLE                   247000            130100
CITI TRENDS INC                COM              17306X102     9361   246600 SH       SOLE                   161500             85100
COMSCORE INC.                  COM              20564W105     3354   144900 SH       SOLE                    94800             50100
CONCEPTUS INC.                 COM              206016107    10057   519200 SH       SOLE                   340100            179100
CONCUR TECHNOLOGIES INC        COM              206708109    32372  1416700 SH       SOLE                   928600            488100
CYBERSOURCE CORP.              COM              23251J106    11285   935700 SH       SOLE                   613000            322700
DEALERTRAK HOLDINGS INC        COM              242309102    26425   717300 SH       SOLE                   469800            247500
DIGENE CORP                    COM              253752109    18622   310100 SH       SOLE                   203000            107100
DSW INC.                       COM              23334L102    13608   390800 SH       SOLE                   256000            134800
DTS INC.                       COM              23335C101    12524   575300 SH       SOLE                   376000            199300
ECOLLEGE.COM                   COM              27887E100    14672   659400 SH       SOLE                   432000            227400
EHEALTH INC.                   COM              28238P109    10120   530100 SH       SOLE                   347300            182800
ERESEARCHTECHNOLOGY INC COM    COM              29481V108    11760  1236600 SH       SOLE                   809600            427000
EV3 INC.                       COM              26928A200     9267   549000 SH       SOLE                   359800            189200
FACTSET RESH SYS INC           COM              303075105     6065    88728 SH       SOLE                    58078             30650
FORCE PROTECTION INC.          COM              345203202    15210   736900 SH       SOLE                   483000            253900
FORMFACTOR INC                 COM              346375108    17101   446500 SH       SOLE                   292600            153900
GAIAM INC-CLASS A              COM              36268Q103    14354   787400 SH       SOLE                   513300            274100
HEALTHEXTRAS INC.              COM              422211102     6549   221400 SH       SOLE                   145100             76300
HEALTHWAYS INC.                COM              422245100    20208   426600 SH       SOLE                   279100            147500
INNOVATIVE SOLUTIONS & SUPPORT COM              45769N105    15827   681600 SH       SOLE                   446600            235000
ISILON SYSTEMS INC.            COM              46432L104    13984   906900 SH       SOLE                   592500            314400
KENEXA CORP                    COM              488879107    12946   343300 SH       SOLE                   225100            118200
KNOT INC (THE)                 COM              499184109     9209   456100 SH       SOLE                   298800            157300
LHC GROUP INC                  COM              50187A107    19385   739900 SH       SOLE                   485000            254900
LIFE TIME FITNESS INC.         COM              53217R207    13401   251765 SH       SOLE                   164865             86900
LIFECELL CORPORATION           COM              531927101    21752   712239 SH       SOLE                   465839            246400
LIFETIME BRANDS INC.           COM              53222Q103     6108   298700 SH       SOLE                   195700            103000
LIVEPERSON INC                 COM              538146101    10121  1891800 SH       SOLE                  1249300            642500
LKQ CORP                       COM              501889208    16211   657400 SH       SOLE                   430700            226700
MCCORMICK & SCHMICK'S SEAFOOD  COM              579793100    17520   675400 SH       SOLE                   440800            234600
MEDICIS PHARMACEUTICAL CORP.   COM              584690309     9935   325300 SH       SOLE                   212100            113200
NATIONAL INFO CONSORTIUM INC   COM              62914B100     6803   994600 SH       SOLE                   648400            346200
NETLOGIC MICROSYSTEMS INC.     COM              64118B100    18852   592100 SH       SOLE                   387100            205000
NEUSTAR, INC.                  COM              64126X201     6567   226680 SH       SOLE                   148980             77700
NUANCE COMUNICATIONS INC.      COM              67020Y100    18455  1103100 SH       SOLE                   726000            377100
NUVASIVE INC.                  COM              670704105    32469  1202100 SH       SOLE                   787800            414300
O REILLY AUTOMOTIVE INC        COM              686091109    17321   473900 SH       SOLE                   311200            162700
OMNICELL INC                   COM              68213N109    16967   816500 SH       SOLE                   536000            280500
OPTIONSXPRESS HOLDINGS INC.    COM              684010101     9905   386000 SH       SOLE                   252900            133100
PERFICIENT INC.                COM              71375U101    22331  1078800 SH       SOLE                   706800            372000
PHASE FORWARD INC.             COM              71721R406    30987  1841200 SH       SOLE                  1213600            627600
PHYSICIANS FORMULA HOLDINGS    COM              719427106     9330   593300 SH       SOLE                   388900            204400
RAINMAKER SYSTEMS INC.         COM              750875304     7010   986000 SH       SOLE                   646300            339700
SMITH & WESSON HOLDING CORP.   COM              831756101    12547   749100 SH       SOLE                   546800            202300
SPARTAN MOTORS INC.            COM              846819100     1199    70450 SH       SOLE                    46525             23925
SPECTRANETICS CORP             COM              84760C107    11732  1018400 SH       SOLE                   667200            351200
STARENT NETWORKS CORP.         COM              85528P108    10641   723900 SH       SOLE                   473500            250400
STRAYER ED INC COM             COM              863236105    21168   160720 SH       SOLE                   105020             55700
SUMTOTAL SYSTEMS INC.          COM              866615107    11317  1445400 SH       SOLE                   947300            498100
SYNCHRONOSS TECHNOLOGIES INC.  COM              87157B103    16389   558600 SH       SOLE                   366000            192600
TALEO CORP.                    COM              87424N104    10454   464000 SH       SOLE                   304000            160000
TASER, INC.                    COM              87651B104    19195  1375000 SH       SOLE                   899900            475100
TECHTARGET                     COM              87874R100     8475   659500 SH       SOLE                   431300            228200
TECHWELL INC.                  COM              87874D101     7426   566900 SH       SOLE                   371600            195300
THORATEC CORP.                 COM              885175307    23552  1280700 SH       SOLE                   834900            445800
TRACTOR SUPPLY COMPANY         COM              892356106     8916   171300 SH       SOLE                   112200             59100
ULTIMATE SOFTWARE GROUP INC    COM              90385D107    26292   908810 SH       SOLE                   596110            312700
VASCO DATA SECURITY INTL       COM              92230Y104     6371   279900 SH       SOLE                   183400             96500
VISTAPRINT LTD                 COM              G93762204    23784   621800 SH       SOLE                   407500            214300
VITAL IMAGES INC.              COM              92846N104    12092   445200 SH       SOLE                   291800            153400
VOCUS INC                      COM              92858J108    18059   719200 SH       SOLE                   471100            248100
VOLCOM INC                     COM              92864N101    23511   469000 SH       SOLE                   307300            161700
WRIGHT MEDICAL GROUP INC.      COM              98235T107     9921   411300 SH       SOLE                   267700            143600
ZUMIEZ INC                     COM              989817101    12415   328600 SH       SOLE                   215300            113300